Income Taxes - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Successor [Member]
Deferred tax liabilities, Intangible assets acquired in acquisition	$ 47,520	$ 51,480
Total deferred tax liabilities	$ 47,520	$ 51,480
Predecessor [Member]
Deferred tax liabilities, Intangible assets acquired in acquisition
Total deferred tax liabilities